Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000012145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,432	$ 15,432	$ 15,432	$ 12,943	$ 11,356	$ 14,426	$ 10,536	$ 11,540	$ 10,638	$ 11,432	$ 9,195	$ 9,257	$ 10,000
Average Annual Return, Percent	19.23%	5.99%	4.43%
C000032457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 30,938	$ 30,938	$ 30,938	22,699	21,040	26,777	18,382	15,884	14,079	13,214	10,616	10,471	10,000
Average Annual Return, Percent	36.30%	14.26%	11.96%
MSCI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Account Value	$ 15,972	$ 15,972	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index
Account Value	$ 32,535	$ 32,535	$ 32,535	23,573	21,726	26,018	18,028	16,353	14,409	13,514	10,903	10,455	10,000
Average Annual Return, Percent	38.01%	14.75%	12.52%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	$ 32,080	$ 32,080	$ 23,247	$ 21,447	$ 25,823	$ 17,923	$ 16,296	$ 14,371	$ 13,486	$ 10,880	$ 10,440	$ 10,000
Average Annual Return, Percent	37.99%	14.51%	12.36%